Supplemental Oil And Gas Reserve Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Oil and Gas Reserve Information [Abstract]
Schedule of proved developed and undeveloped oil and gas reserve

	Crude Oil (Bbls)	Natural Gas (Mcf)
December 31, 2009	-	-
Purchase of reserves	643,955	-
Revisions of previous estimates	123,679	-
Extensions and discoveries	58,463	323,493
Sale of reserves	-	-
Production	(133,709)	(14,914)
December 31, 2010	692,388	308,579
Purchase of reserves	-	-
Revisions of previous estimates	(268,718)	(44,919)
Extensions, discoveries	266,000	-
Sale of reserves
Production	(81,433)	(115,583)
December 31, 2011	608,237	148,077
Proved Developed Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	277,669	308,579
Balance, December 31, 2011	215,693	148,077
Proved Undeveloped Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	414,719	-
Balance, December 31, 2011	392,545	-

Summary of future net cash flows relating to proved oil and gas

	For the Year Ended December 31, (in thousands)
	2011	2010	2009 (1)
Future oil and gas sales	$55,295	$51,816	$-
Future production costs	(16,579)	(11,614)	-
Future development costs	(8,481)	(8,063)	-
Future income tax expense (2)	-	-	-

Future net cash flows	30,235	32,139	-
10% annual discount	(10,221)	(8,544)	-

Standardized measure of discounted future net cash flows	$20,014	$23,595	$-

(1)	Prior to January 2010, the Company did not own any oil and gas assets.

(2)
Our calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. We expect that all of our Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to our oil and gas assets. There were no taxes in any year as the tax basis and NOL's exceeded the future net revenue.

Summary of change in the standardized measure of discontinued future net cash flows

	2011	2010	2009 (1)
Balance at beginning of period	$23,595	$-	$-
Sales of oil and gas, net	(5,342)	(7,655)	-
Net change in prices and production costs	8,006	3,084	-
Net change in future development costs	-	(4,563)	-
Extensions and discoveries	5,883	5,067	-
Acquisition of reserves		18,967	-
Sale of reserves		-	-
Revisions of previous quantity estimates	(14,804)	5,245	-
Previously estimated development costs incurred		-	-
Net change in income taxes		-	-
Accretion of discount	2,360	2,043	-
Other	316	1,407	-
Balance at end of period	$20,014	$23,595	$-